Operating Segment Information - Summary of Operating Segments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Revenues	₱ 205,245	₱ 193,257	₱ 181,004
Service revenues	196,227	185,751	173,634
Non-service revenues	9,018	7,506	7,370
Depreciation and amortization (Notes 9 and 10)	98,714	52,169	47,480
Asset impairment	6,107	4,985	7,646
Interest income	653	656	1,210
Equity share in net gains (losses) of associates and joint ventures	(3,304)	(1,101)	(2,328)
Financing costs – net	11,766	10,414	10,086
Provision for income tax	2,774	7,478	8,441
Net income (loss) / Segment profit (loss)	10,735	26,676	24,580
EBITDA	₱ 93,945	₱ 95,900	₱ 86,158
EBITDA margin	48.00%	52.00%	50.00%
Core income (loss)	₱ 30,567	₱ 29,937	₱ 27,129
Telco core income (loss)	33,116	30,233	28,087
Operating assets	554,980	559,579	504,167
VIH Equity	51,546	53,364	52,123
Deferred income tax assets – net	17,636	13,385	19,556
TOTAL ASSETS	624,162	626,328	575,846
Operating liabilities	509,997	498,694	455,455
Deferred income tax liabilities	204	169	726
TOTAL LIABILITIES	510,201	498,863	456,181
Capital expenditures, including capitalized interest (Note 9)	96,810	88,983	71,904
External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	205,245	193,257	181,004
Service revenues	196,227	185,751	173,634
Non-service revenues	9,018	7,506	7,370
Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	103,482	105,492	101,789
Service revenues	95,060	98,512	95,748
Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	101,763	87,765	79,215
Service revenues	101,167	87,239	77,886
Non-service revenues	596	526	1,329
Operating Segments [Member] | Wireless [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	104,274	106,619	104,211
Service revenues			95,748
Non-service revenues			6,041
Depreciation and amortization (Notes 9 and 10)	52,660	40,459	35,134
Asset impairment	1,173	1,241	2,196
Interest income	451	355	537
Financing costs – net	8,349	7,551	6,886
Provision for income tax	3,793	3,366	4,536
Net income (loss) / Segment profit (loss)	15,104	9,434	15,166
EBITDA	₱ 53,260	₱ 60,876	₱ 60,272
EBITDA margin	56.00%	61.00%	61.00%
Core income (loss)	₱ 13,034	₱ 13,645	₱ 16,440
Telco core income (loss)	13,034	13,645	17,217
Operating assets	310,549	299,513	219,412
VIH Equity	40	39	40
Deferred income tax assets – net	6,871	4,695	6,943
TOTAL ASSETS	317,460	304,247	226,395
Operating liabilities	246,170	213,219	227,687
Deferred income tax liabilities			23
TOTAL LIABILITIES	246,170	213,219	227,710
Capital expenditures, including capitalized interest (Note 9)	46,636	36,898	33,118
Operating Segments [Member] | Wireless [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	103,482	105,492	101,789
Service revenues	95,060	98,512
Non-service revenues	8,422	6,980
Operating Segments [Member] | Wireless [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	792	1,127	2,422
Service revenues	792	1,127	2,422
Operating Segments [Member] | Fixed Line [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	128,712	117,063	98,739
Service revenues			77,886
Non-service revenues			1,329
Depreciation and amortization (Notes 9 and 10)	55,790	22,139	19,383
Asset impairment	4,933	3,743	5,490
Interest income	202	275	636
Equity share in net gains (losses) of associates and joint ventures	(253)	(103)	(50)
Financing costs – net	6,107	6,029	6,059
Provision for income tax	(1,025)	4,103	3,734
Net income (loss) / Segment profit (loss)	16,185	26,146	14,509
EBITDA	₱ 50,382	₱ 45,832	₱ 33,405
EBITDA margin	39.00%	39.00%	34.00%
Core income (loss)	₱ 38,448	₱ 26,298	₱ 15,463
Telco core income (loss)	37,970	25,736	13,649
Operating assets	257,976	285,083	319,384
VIH Equity	43,304	43,519	43,690
Deferred income tax assets – net	9,280	8,433	11,628
TOTAL ASSETS	310,560	337,035	374,702
Operating liabilities	272,489	293,162	274,614
Deferred income tax liabilities	204	169	330
TOTAL LIABILITIES	272,693	293,331	274,944
Capital expenditures, including capitalized interest (Note 9)	50,174	52,085	38,786
Operating Segments [Member] | Fixed Line [Member] | External customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	101,763	87,765	79,215
Service revenues	101,167	87,239
Non-service revenues	596	526
Operating Segments [Member] | Fixed Line [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	26,949	29,298	19,524
Service revenues	26,949	29,290	19,524
Non-service revenues		8
Operating Segments [Member] | Others [Member]
Disclosure Of Operating Segments [Line Items]
Asset impairment	1	1	1
Interest income	14	26	92
Equity share in net gains (losses) of associates and joint ventures	(3,051)	(1,204)	2,378
Financing costs – net			55
Provision for income tax	(134)	(270)	(617)
Net income (loss) / Segment profit (loss)	(2,669)	384	(318)
EBITDA	(12)	(7)	(12)
Core income (loss)	(2,959)	(666)	193
Telco core income (loss)	68	192	2,188
Operating assets	10,768	7,351	6,371
VIH Equity	8,202	9,806	8,393
Deferred income tax assets – net	53	(81)	(350)
TOTAL ASSETS	19,023	17,076	14,414
Operating liabilities	1,630	1,023	1,457
TOTAL LIABILITIES	1,630	1,023	1,457
Elimination of intersegment amounts [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(27,741)	(30,425)	(21,946)
Depreciation and amortization (Notes 9 and 10)	(9,736)	(10,429)	(7,037)
Asset impairment			(41)
Interest income	(14)		(55)
Financing costs – net	(2,690)	(3,166)	(2,914)
Provision for income tax	140	279	788
Net income (loss) / Segment profit (loss)	(17,885)	(9,288)	(4,777)
EBITDA	(9,685)	(10,801)	(7,507)
Core income (loss)	(17,956)	(9,340)	(4,967)
Telco core income (loss)	(17,956)	(9,340)	(4,967)
Operating assets	(24,313)	(32,368)	(41,000)
Deferred income tax assets – net	1,432	338	1,335
TOTAL ASSETS	(22,881)	(32,030)	(39,665)
Operating liabilities	(10,292)	(8,710)	(48,303)
Deferred income tax liabilities			373
TOTAL LIABILITIES	(10,292)	(8,710)	(47,930)
Elimination of intersegment amounts [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(27,741)	(30,425)	(21,946)
Service revenues	₱ (27,741)	(30,417)	₱ (21,946)
Non-service revenues		₱ (8)